UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06105
                                                     ---------

                Oppenheimer Quest International Value Fund, Inc.
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                      Date of reporting period: 08/31/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                         SHARES            VALUE
                                                      -----------      ------------
COMMON STOCKS--94.1%

CONSUMER DISCRETIONARY--21.2%

AUTOMOBILES--5.0%
Bayerische Motoren Werke (BMW) AG                         334,464      $ 13,861,581
Hyundai Motor Co.                                         125,771         8,203,721
Toyota Motor Corp.                                        211,923         9,499,192
                                                                       ------------
                                                                         31,564,494

HOTELS, RESTAURANTS & LEISURE--0.6%
Emperor Entertainment Hotel Ltd.                       25,101,693         3,441,408

HOUSEHOLD DURABLES--4.4%
Barratt Developments plc                                1,111,760         2,964,035
First Juken Co. Ltd.(1)                                 2,191,000         5,435,975
Grande Holdings Ltd. (The)                                 87,694            17,295
Haseko Corp.                                           12,887,549        13,058,333
Taylor Wimpey plc                                       2,408,108         2,381,375
Thomson SA                                                836,570         3,882,980
                                                                       ------------
                                                                         27,739,993

LEISURE EQUIPMENT & PRODUCTS--0.3%
Sega Sammy Holdings, Inc.                                 214,589         2,038,262

MEDIA--5.8%
British Sky Broadcasting Group plc                        557,918         4,739,237
Societe Television Francaise 1                            480,783         8,349,095
Vivendi SA                                                396,376        15,374,951
Yell Group plc                                          3,962,330         7,773,199
                                                                       ------------
                                                                         36,236,482

SPECIALTY RETAIL--1.8%
Aoyama Trading Co.                                        280,680         5,068,648
Dickson Concepts International Ltd.                     7,872,801         4,630,110
Otsuka Kagu Ltd.                                          166,240         1,313,728
                                                                       ------------
                                                                         11,012,486

TEXTILES, APPAREL & LUXURY GOODS--3.3%
Aksa Akrilik Kimya Sanayii AS(1)                        7,867,046        13,416,275
Asics Corp.                                               854,760         7,554,834
                                                                       ------------
                                                                         20,971,109

CONSUMER STAPLES--6.5%

FOOD & STAPLES RETAILING--1.6%
Tesco plc                                               1,463,733        10,179,080

FOOD PRODUCTS--3.0%
Nestle SA                                                 428,993        18,933,896

PERSONAL PRODUCTS--1.9%
Coreana Cosmetics Co. Ltd.(1)                           4,457,197         4,175,168
Pacific Corp.                                              61,449         7,386,622
                                                                       ------------
                                                                         11,561,790

ENERGY--7.3%

ENERGY EQUIPMENT & SERVICES--2.7%
Petroleum Geo-Services ASA(2)                             433,480         9,314,248
Seabird Exploration Ltd.(2)                             3,962,610         7,599,676
                                                                       ------------
                                                                         16,913,924


              1 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                         SHARES            VALUE
                                                      -----------      ------------
OIL, GAS & CONSUMABLE FUELS--4.6%
Eni SpA                                                   434,191      $ 14,160,064
Esso (Thailand) Public Co. Ltd.                        16,297,500         3,717,610
Total SA                                                  153,404        11,037,643
                                                                       ------------
                                                                         28,915,317

FINANCIALS--19.1%

CAPITAL MARKETS--1.5%
Credit Suisse Group AG                                    153,768         7,142,745
Ichiyoshi Securities Co. Ltd.                             191,488         1,881,631
                                                                       ------------
                                                                          9,024,376

COMMERCIAL BANKS--5.9%
Anglo Irish Bank Corp.                                    558,931         4,785,851
Bank of Ireland                                         1,653,461        13,341,405
Credit Agricole SA                                        270,018         5,751,806
National Bank of Greece SA                                106,101         4,716,361
Royal Bank of Scotland Group plc (The)                  2,010,638         8,603,826
                                                                       ------------
                                                                         37,199,249

DIVERSIFIED FINANCIAL SERVICES--1.3%
Investor AB, B Shares                                     290,542         6,118,047
RHJ International Ltd.(2)                                 220,729         2,234,361
                                                                       ------------
                                                                          8,352,408

INSURANCE--7.5%
Aegon NV                                                1,225,188        14,460,181
Fondiaria-Sai SpA                                         945,226        17,721,947
Swiss Reinsurance Co.                                     244,223        15,070,565
                                                                       ------------
                                                                         47,252,693

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.5%
COSMOS INITIA Co. Ltd.                                  3,791,736         4,296,592
Eurocastle Investment Ltd.                                260,379         2,177,337
Shanghai Forte Land Co. Ltd.                           13,375,281         2,716,098
                                                                       ------------
                                                                          9,190,027

THRIFTS & MORTGAGE FINANCE--1.4%
Paragon Group Cos. plc                                  4,612,624         8,744,470

HEALTH CARE--7.2%

HEALTH CARE PROVIDERS & SERVICES--1.3%
Mediceo Paltac Holdings Co. Ltd.                          534,808         8,054,091

PHARMACEUTICALS--5.9%
GlaxoSmithKline plc                                       574,565        13,523,542
Sanofi-Aventis SA                                         179,064        12,712,437
Takeda Pharmaceutical Co. Ltd.                            211,906        11,049,978
                                                                       ------------
                                                                         37,285,957

INDUSTRIALS--11.6%

AEROSPACE & DEFENSE--1.2%
Safran SA                                                 431,059         7,677,155

AIRLINES--5.3%
Deutsche Lufthansa AG                                     335,007         7,232,011
Jazz Air Income Fund                                    1,707,798         9,537,806


              2 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                         SHARES            VALUE
                                                      -----------      ------------
AIRLINES CONTINUED
Turk Hava Yollari Anonim Ortakligi(2)                   2,997,958      $ 16,303,397
                                                                       ------------
                                                                         33,073,214

COMMERCIAL SERVICES & SUPPLIES--1.6%
Sperian Protection                                         83,852        10,115,530

CONSTRUCTION & ENGINEERING--1.2%
Joongang Construction Co. Ltd.(2)                         280,655         2,276,659
Vinci SA                                                   91,923         5,222,492
                                                                       ------------
                                                                          7,499,151

MARINE--1.0%
Evergreen Marine Corp.                                  4,138,000         2,347,165
Orient Overseas International Ltd.                        477,000         1,633,439
Shun Tak Holdings Ltd.                                  3,695,000         2,158,881
                                                                       ------------
                                                                          6,139,485

TRADING COMPANIES & DISTRIBUTORS--0.2%
Wolseley plc                                              159,411         1,288,140

TRANSPORTATION INFRASTRUCTURE--1.1%
Master Marine AS, Legend Shares(1,2,3)                  3,258,500         6,910,285
Master Marine AS(1,2,3)                                    93,700           198,709
                                                                       ------------
                                                                          7,108,994

INFORMATION TECHNOLOGY--9.5%

COMMUNICATIONS EQUIPMENT--1.6%
Nokia Oyj                                                 404,819        10,185,114
SunCorp Technologies Ltd.(2)                            9,598,758           105,092
                                                                       ------------
                                                                         10,290,206

COMPUTERS & PERIPHERALS--5.0%
Fujitsu Ltd.                                              652,360         4,504,614
Gemalto NV(2)                                             254,867        10,944,130
Japan Digital Laboratory Co. Ltd.                       1,329,621        16,228,285
                                                                       ------------
                                                                         31,677,029

ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
A&D Co. Ltd.                                              688,116         5,091,533
Nichicon Corp.                                            599,363         4,861,973
                                                                       ------------
                                                                          9,953,506

OFFICE ELECTRONICS--1.3%
Canon, Inc.                                               179,176         8,017,450

MATERIALS--3.2%

CHEMICALS--1.0%
Arkema                                                    121,705         5,883,134

METALS & MINING--2.2%
Arcelor                                                    99,973         7,884,732
Hindalco Industries Ltd.                                2,184,500         6,047,385
                                                                       ------------
                                                                         13,932,117

TELECOMMUNICATION SERVICES--6.6%

DIVERSIFIED TELECOMMUNICATION SERVICES--4.5%
Cable & Wireless plc(4)                                 1,251,792         4,036,580
France Telecom SA                                         387,840        11,456,426


              3 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

                                                         SHARES            VALUE
                                                      -----------      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Telecom Italia SpA                                      7,056,400      $  9,001,144
Telmex Internacional SAB de CV                          4,860,216         3,450,400
                                                                       ------------
                                                                         27,944,550

WIRELESS TELECOMMUNICATION SERVICES--2.1%
KDDI Corp.                                                  1,215         7,070,997
Vodafone Group plc                                      2,452,449         6,281,710
                                                                       ------------
                                                                         13,352,707

UTILITIES--1.9%

ELECTRIC UTILITIES--1.9%
Okinawa Electric Power Co. (The)                          123,147         6,574,630
RusHydro(2)                                            83,277,552         5,646,385
                                                                       ------------
                                                                         12,221,015
                                                                       ------------
Total Common Stocks (Cost $698,372,050)                                 590,784,895
                                                                       ============
PREFERRED STOCKS--0.7%
Tatneft, Preference (Cost $6,877,184)                   1,826,973         4,567,433

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.9%
AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts., 2/23/12   $ 9,654,000         8,809,275
Master Marine AS, 6% Cv. Nts., 6/1/10(3)               16,036,081 NOK     2,963,100
                                                                       ------------
Total Convertible Corporate Bonds and Notes
   (Cost $13,200,147)                                                    11,772,375
                                                                       ============

                                                         UNITS
                                                      -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
Hindalco Industries Ltd. Rts., Strike Price 96INR,
   Exp. 9/5/08(2) (Cost $0)                               936,214           492,838

                                                       PRINCIPAL
                                                         AMOUNT
                                                      -----------
STRUCTURED SECURITIES--0.6%
Morgan Stanley & Co. International plc, Ryanair
   Holdings plc Equity Linked Securities, Exp.
   1/14/10 (Cost $5,551,724)                            1,000,000 EUR     3,696,416

                                                         SHARES
                                                      -----------
INVESTMENT COMPANY--2.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
   2.76%(1, 5) (Cost $13,217,691)                      13,217,691        13,217,691

TOTAL INVESTMENTS, AT VALUE (COST $737,218,796)              99.5%      624,531,648
OTHER ASSETS NET OF LIABILITIES                               0.5         2,983,929
                                                      -----------      ------------
NET ASSETS                                                  100.0%     $627,515,577
                                                      ===========      ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

EUR Euro
INR Indian Rupee
NOK Norwegian Krone


              4 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES           GROSS           GROSS            SHARES
                                                     NOVEMBER 30, 2007    ADDITIONS       REDUCTIONS     AUGUST 31, 2008
                                                     -----------------   -----------     -----------     ---------------
Aksa Akrilik Kimya Sanayii AS                            10,199,434           18,182       2,350,570         7,867,046
Coreana Cosmetics Co. Ltd.                                4,457,197               --              --         4,457,197
First Juken Co. Ltd.                                      2,191,000               --              --         2,191,000
Japan Digital Laboratory Co. Ltd.(a)                      1,721,100                          391,479         1,329,621
Joongang Construction Co. Ltd.(a)                           623,065               --         342,410           280,655
Master Marine AS                                             92,800            1,000             100            93,700
Master Marine AS, Legend Shares                           3,258,500               --              --         3,258,500
Master Marine AS, 6% Cv. Nts., 6/1/10                    15,126,000       16,036,081(c)   15,126,000(c)     16,036,081
Oppenheimer Institutional Money Market Fund, Cl. E       15,644,716      167,215,882     169,642,907        13,217,691
Seabird Exploration Ltd.(a)                               3,287,604        1,759,022       1,084,016         3,962,610

                                                                     DIVIDEND/
                                                                      INTEREST     REALIZED
                                                        VALUE          INCOME    GAIN (LOSS)
                                                     -----------     ---------   -----------
Aksa Akrilik Kimya Sanayii AS                        $13,416,275      $     --   $(2,430,740)
Coreana Cosmetics Co. Ltd.                             4,175,168            --            --
First Juken Co. Ltd.                                   5,435,975       195,278            --
Japan Digital Laboratory Co. Ltd.(a)                          --(b)         --    (1,230,122)
Joongang Construction Co. Ltd.(a)                             --(b)         --    (1,445,253)
Master Marine AS                                         198,709            --            12
Master Marine AS, Legend Shares                        6,910,285            --            --
Master Marine AS, 6% Cv. Nts., 6/1/10                  2,963,100       144,290            --
Oppenheimer Institutional Money Market Fund, Cl. E    13,217,691       248,887            --
Seabird Exploration Ltd.(a)                                   --(b)         --    (4,341,624)
                                                     -----------     ---------   -----------
                                                     $46,317,203      $588,455   $(9,447,727)
                                                     ===========     =========   ===========

(a.) No longer an affiliate as of August 31, 2008.

(b.) The security is no longer an affiliate, therefore, the value has been excluded from this table.

(c.) All or a portion is the result of a corporate action.

(2.) Non-income producing security.

(3.) Illiquid security. The aggregate value of illiquid securities as of August
     31, 2008 was $10,072,094, which represents 1.61% of the Fund's net assets. See accompanying Notes.

(4.) A sufficient amount of securities has been designated to cover outstanding foreign currency exchange contracts. See accompanying Notes.

(5.) Rate shown is the 7-day yield as of August 31, 2008.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of August 31, 2008:

                                               INVESTMENTS    OTHER FINANCIAL
VALUATION DESCRIPTION                         IN SECURITIES     INSTRUMENTS*
---------------------                         -------------   ---------------
Level 1 Quoted Prices                          $334,038,993         $--
Level 2 Other Significant Observable Inputs     290,492,655          --
Level 3 Significant Unobservable Inputs                  --          --
                                               ------------         ---
   TOTAL                                       $624,531,648         $--
                                               ============         ===


              5 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation techniques, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF AUGUST 31, 2008 ARE AS FOLLOWS:

                                           CONTRACT AMOUNT   EXPIRATION                  UNREALIZED
CONTRACT DESCRIPTION            BUY/SELL        (000S)          DATE         VALUE      APPRECIATION
--------------------            --------   ---------------   ----------   -----------   ------------
Euro (EUR)                        Sell         31,350 EUR      3/2/09     $45,562,779     $617,339
Japanese Yen (JPY)                Sell      2,011,000 JPY      3/2/09      18,683,656       83,726
Japanese Yen (JPY)                 Buy          6,276 JPY      9/2/08          57,668          345
                                                                                          --------
Total unrealized appreciation                                                             $701,410
                                                                                          ========

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS            VALUE      PERCENT
-------------------        ------------   -------
Japan                      $121,600,746     19.5%
France                      116,292,511     18.6
United Kingdom               70,515,194     11.3
Switzerland                  41,147,206      6.6
Italy                        40,883,155      6.5
Turkey                       29,719,672      4.8
Norway                       26,986,018      4.3
Korea, Republic of South     22,042,170      3.5
Ireland                      21,823,672      3.5
Germany                      21,093,592      3.4
The Netherlands              16,637,518      2.7
United States                13,217,691      2.1
Russia                       10,213,818      1.6
Finland                      10,185,114      1.6
Canada                        9,537,806      1.5
Australia                     8,809,275      1.4
Bermuda                       8,071,518      1.3
India                         6,540,223      1.0
Sweden                        6,118,047      1.0
Greece                        4,716,361      0.8
Hong Kong                     3,914,707      0.6
Thailand                      3,717,610      0.6
Mexico                        3,450,400      0.6
China                         2,716,098      0.4
Taiwan                        2,347,165      0.4
Belgium                       2,234,361      0.4
                           ------------    -----
Total                      $624,531,648    100.0%
                           ============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.


              6 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged,


              7 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID SECURITIES

As of August 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.


              8 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.

Oppenheimer Quest International Value Fund, Inc.

STATEMENT OF INVESTMENTS AUGUST 31, 2008 / UNAUDITED

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 759,594,265
Federal tax cost of other investments       2,154,264
                                        -------------
Total federal tax cost                  $ 761,748,529
                                        =============
Gross unrealized appreciation           $  69,149,331
Gross unrealized depreciation            (204,301,689)
                                        -------------
Net unrealized depreciation             $(135,152,358)
                                        =============


              9 | OPPENHEIMER QUEST INTERNATIONAL VALUE FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 08/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest International Value Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 10/13/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 10/13/2008


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 10/13/2008